Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Assets, Unclassified [Abstract]
Prepayments of promotion fees (a)	¥ 110,710		¥ 103,748
VAT recoverable (b)	86,976		75,049
Deposits, prepaid rental and property management fees	43,656		61,858
Prepayments for products procurement (c)	6,692		5,604
Others	55,807		46,566
Prepayments and other current assets	¥ 303,841	$ 42,795	¥ 292,825